CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ 3,493	¥ 22,621	¥ (59,814)	¥ (37,771)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Allowance for doubtful accounts	40	262	388	2,036
Inventory write-down	3,261	21,125	12,497	11,992
Share-based compensation	3,889	25,195	84,963	11,506
Depreciation and amortization	3,573	23,145	¥ 13,252	¥ 7,188
Deferred income tax	(2,133)	(13,815)
Loss on disposal of property and equipment	136	880	¥ 271	¥ 219
Gain on disposal of investment	(1,493)	(9,674)
Share of loss in equity method investment	1,580	10,236
Exchange loss	19	124	¥ 2,650	¥ 376
Changes in operating assets and liabilities:
Accounts receivable	(20,924)	(135,542)	(123,456)	(51,101)
Inventories	(17,366)	(112,494)	(122,128)	(72,927)
Advances to suppliers	2,327	15,072	(10,671)	(19,793)
Prepayments and other current assets	(10,935)	(70,832)	(16,866)	(5,866)
Amounts due from related parties	(3,460)	(22,416)	(8,023)	9,615
Other non-current assets	(1,758)	(11,389)	(994)	(116)
Accounts payable	26,319	170,486	126,561	¥ 116,832
Note payable	168	1,088	17,000
Income tax payables	864	5,597	1,889	¥ 307
Accrued expenses and other current liabilities	12,741	82,533	15,993	24,213
Net cash provided by (used in) operating activities	341	2,202	(66,488)	(3,290)
Cash flows from investing activities:
Purchases of property and equipment	$ (7,174)	¥ (46,470)	¥ (19,760)	(14,839)
Disposals of property and equipment				6
Additions of intangible assets	$ (1,851)	¥ (11,991)	¥ (9,331)	(7,023)
Investment in cost method investees	(1,186)	(7,682)		¥ (5,625)
Payment for equity method investment	(1,631)	(10,562)
Consideration of partial disposal of equity method investment	1,544	10,000
Increase in restricted cash	(1,581)	(10,244)	¥ (1,900)	¥ (36,000)
Purchases of short-term investment	$ (7,719)	¥ (50,000)
Cash acquired upon consolidation of VIE			¥ 446
Net cash used in investing activities	$ (19,598)	¥ (126,949)	¥ (30,545)	¥ (63,481)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon initial public offering	121,083	784,350
Payment of initial public offering costs	$ (11,932)	¥ (77,289)	¥ (2,128)
Proceeds from short-term borrowings			160,000	¥ 55,477
Repayments of short-term borrowings			(160,000)	¥ (104,251)
Proceeds from amounts due to related parties			68,941
Repayment of amounts due to related parties			(61,472)	¥ (12,000)
Proceeds from shareholders' payment for ordinary shares			17
Proceeds from issuance of convertible redeemable preferred shares			¥ 145,746	¥ 12,000
Proceeds from exercises of share options	$ 25	¥ 161
Payment for ordinary shares repurchase	(2,155)	(13,958)
Advances for ordinary shares repurchase	(852)	(5,521)
Net cash (used in) provided by financing activities	106,169	687,743	¥ 151,104	¥ (48,774)
Net (decrease) increase in cash and cash equivalents	86,912	562,996	54,071	(115,545)
Cash and cash equivalents, beginning of year	31,861	206,391	154,156	270,077
Effect of exchange rate changes on cash and cash equivalents	2,758	17,870	(1,836)	(376)
Cash and cash equivalents, end of year	$ 121,531	¥ 787,257	206,391	154,156
Supplemental disclosure of cash flow information:
Cash paid for interest			1,552	¥ 1,681
Cash paid for income tax	$ 339	¥ 2,196	¥ 23
Supplemental disclosures of non-cash financing activities:
Accrued initial public offering costs	$ 238	¥ 1,545